CONCENTRATIONS OF CREDIT RISK (Details) $ in Millions	Dec. 31, 2021 USD ($)
Residential Real Estate [Member]
Concentration of Risk [Abstract]
Concentration of risk loans receivable	$ 999.0
Construction and Land Development Loans [Member]
Concentration of Risk [Abstract]
Concentration of risk loans receivable	279.0
Lessors of Nonresidential Real Estate [Member]
Concentration of Risk [Abstract]
Concentration of risk loans receivable	358.6
Construction [Member]
Concentration of Risk [Abstract]
Concentration of risk loans receivable	126.8
Lessors of Residential Real Estate [Member]
Concentration of Risk [Abstract]
Concentration of risk loans receivable	100.2
Health Care and Social Assistance [Member]
Concentration of Risk [Abstract]
Concentration of risk loans receivable	92.0
Accommodation and Food Services [Member]
Concentration of Risk [Abstract]
Concentration of risk loans receivable	90.1
Manufacturing [Member]
Concentration of Risk [Abstract]
Concentration of risk loans receivable	$ 73.4